Goodwill	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
Note 6 – GOODWILL

As of September 30, 2013 and June 30, 2013, the Goodwill comprised of the following:

	9/30/2013	6/30/2013
Acquisition cost of Moneytech POS Pty Ltd.	$100,072	$98,180
Fixed assets received	(55,749)	(54,695)
Liability assumed	26,065	25,572
Acquisition cost assigned to goodwill	$70,388	$69,057

Note 7 – GOODWILL

On November 9, 2012, Moneytech purchased Moneytech Pos Pty. Ltd. (“MPos”). The goodwill was acquired with the acquisition of MPos.

As of June 30, 2013, the Goodwill comprised of the following:

2013
Acquisition cost of Moneytech POS Pty Ltd.	$98,180
Fixed assets received	(54,695)
Liability assumed	25,572
Acquisition cost assigned to goodwill	$69,057

The Company performed an impairment test relating to goodwill arising from its acquisitions and concluded that there was no impairment as to the carrying value of goodwill as of June 30, 2013.